Supplement to the
Fidelity® Small-Mid Cap Opportunities ETF
November 29, 2023
Summary Prospectus

Effective February 26, 2024, Fidelity® Small-Mid Cap Opportunities ETF will change its name and ticker:
Existing ETF Name and Ticker	New ETF Name and Ticker
Fidelity® Small-Mid Cap Opportunities ETF (FSMO)	Fidelity® Fundamental Small-Mid Cap ETF (FFSM)
Effective February 26, 2024, Tom Hense will be added as a Co-Portfolio Manager for Fidelity® Fundamental Small-Mid Cap ETF.
SOE-SUSTK-1123-100 1.9911238.100	November 29, 2023